Share capital - Common Shares (Details) $ in Thousands		9 Months Ended
	Apr. 03, 2024 shares	Sep. 30, 2024 USD ($) shares	Sep. 30, 2023 USD ($) shares
Number of shares
Exercise of stock options (in shares) | shares		72,924	194,188
Issuance/Release of common shares in escrow related to business combination (in shares) | shares	8,728
Amount
Balance at beginning of period		$ 247,496
Exercise of stock options		1,255	$ 700
Issuance of common shares under employee share purchase plan		522	524
Release of restricted share units		0	0
Release of shares in escrow related to business combination		0	1,625
Shares repurchased for cancellation (Note 10)		(11,118)	$ (51,245)
Balance at end of period		$ 250,108
Share capital
Number of shares
Balance at beginning of period (in shares) | shares		30,305,156	32,913,955
Exercise of stock options (in shares) | shares		72,924	194,188
Issuance of common shares under employee share purchase plan (in shares) | shares		14,426	16,685
Release of restricted share units (in shares) | shares		54,776	19,744
Issuance/Release of common shares in escrow related to business combination (in shares) | shares		8,728	50,550
Shares repurchased for cancellation (in shares) | shares		(282,494)	(1,333,361)
Balance at end of period (in shares) | shares		30,173,516	31,861,761
Amount
Balance at beginning of period		$ 247,496
Exercise of stock options		1,826	$ 1,018
Issuance of common shares under employee share purchase plan		613	614
Release of restricted share units		2,054	851
Release of shares in escrow related to business combination		330	1,625
Shares repurchased for cancellation (Note 10)		(2,211)	$ (10,659)
Balance at end of period		$ 250,108